Note 30 - Loan Notes Payable - Loans (Details) - Loan notes payable [member] $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Statement Line Items [Line Items]
Balance	$ 6,802
Finance cost	302
Balance	$ 7,104